UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tiger Veda Management, LLC

Address:  101 Park Ave
          New York, New York 10178
          Attention: Manish Chopra

13F File Number: 028-12143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Manish Chopra
Title:    Managing Member
Phone:    212-984-2475

Signature, Place and Date of Signing:


/s/ Manish Chopra              New York, New York           February 7, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total: $391,365
                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name
---       --------------------     ----

(1)       028-12144                Tiger Veda Global L.P.
(2)       028-                     Tiger Veda L.P.

                                                     FORM 13F INFORMATION TABLE
                                                     Tiger Veda Management, LLC
                                                          December 31, 2007
COLUMN 1                          COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8

                                                            VALUE  SHRS OR   SH/ PUT/    INVSMT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (X1000) PRN AMT   PRN CALL    DSCRTN      MGRS     SOLE   SHARED    NONE
--------------                 --------------     -----    ------- -------   --- ----    ------      -----    ----   ------    ----
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105  35,766    582,600 SH       SHARED-DEFINED  (1), (2)       582,600
AMERICAN TOWER CORP                 CL A        029912201   6,417    150,634 SH       SHARED-DEFINED  (1), (2)       150,634
ARCELORMITTAL  SA LUXEMBOURG   NY REGISTRY SH   03938L104  15,418    199,324 SH       SHARED-DEFINED  (1), (2)       199,324
ARUBA NETWORKS INC                   COM        043176106   8,648    580,000 SH       SHARED-DEFINED  (1), (2)       580,000
AUDIBLE INC                        COM NEW      05069A302   3,791    425,000 SH       SHARED-DEFINED  (1), (2)       425,000
CLEARWIRE CORP                      CL A        185385309   8,226    600,000 SH       SHARED-DEFINED  (1), (2)       600,000
DOMTAR CORP                          COM        257559104  13,649  1,775,000 SH       SHARED-DEFINED  (1), (2)     1,775,000
DYNAMIC MATLS CORP                   COM        267888105  12,663    215,000 SH       SHARED-DEFINED  (1), (2)       215,000
EMPRESA DIST Y COMERCIAL NOR      SPON ADR      29244A102  22,113  1,005,099 SH       SHARED-DEFINED  (1), (2)     1,005,099
FORCE PROTECTION INC               COM NEW      345203202   2,597    554,900 SH       SHARED-DEFINED  (1), (2)       554,900
GOOGLE INC                          CL A        38259P508  24,757     35,803 SH       SHARED-DEFINED  (1), (2)        35,803
GPO AEROPORTUARIO DEL PAC SA     SPON ADR B     400506101   7,526    168,643 SH       SHARED-DEFINED  (1), (2)       168,643
HUTCHISON TELECOMM INTL LTD     SPONSORED ADR   44841T107  19,965    881,425 SH       SHARED-DEFINED  (1), (2)       881,425
INDYMAC BANCORP INC                  COM        456607100   2,023    340,000 SH       SHARED-DEFINED  (1), (2)       340,000
KAISER ALUMINUM CORP            COM PAR $0.01   483007704  33,504    421,546 SH       SHARED-DEFINED  (1), (2)       421,546
LDK SOLAR CO LTD                SPONSORED ADR   50183L107  10,530    224,000 SH       SHARED-DEFINED  (1), (2)       224,000
LIMELIGHT NETWORKS INC               COM        53261M104   3,445    500,000 SH       SHARED-DEFINED  (1), (2)       500,000
M & F WORLDWIDE CORP                 COM        552541104   7,807    144,992 SH       SHARED-DEFINED  (1), (2)       144,992
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105  20,980    517,648 SH       SHARED-DEFINED  (1), (2)       517,648
MIRANT CORP NEW                      COM        60467R100  17,795    456,517 SH       SHARED-DEFINED  (1), (2)       456,517
NALCO HOLDING COMPANY                COM        62985Q101  20,287    839,000 SH       SHARED-DEFINED  (1), (2)       839,000
POOL CORPORATION                     COM        73278L105   7,044    355,198 SH       SHARED-DEFINED  (1), (2)       355,198
QUALCOMM INC                         COM        747525103  18,613    473,000 SH       SHARED-DEFINED  (1), (2)       473,000
SBA COMMUNICATIONS CORP              COM        78388J106  11,869    350,734 SH       SHARED-DEFINED  (1), (2)       350,734
SEACOR HOLDINGS INC                  COM        811904101  18,288    197,195 SH       SHARED-DEFINED  (1), (2)       197,195
SOLARFUN POWER HOLDINGS CO L    SPONSORED ADR   83415U108     817     25,000 SH       SHARED-DEFINED  (1), (2)        25,000
SPARTAN MTRS INC                     COM        846819100  11,796  1,544,000 SH       SHARED-DEFINED  (1), (2)     1,544,000
TRUE RELIGION APPAREL INC            COM        89784N104   6,980    326,929 SH       SHARED-DEFINED  (1), (2)       326,929
UTSTARCOM INC                        COM        918076100   2,191    797,000 SH       SHARED-DEFINED  (1), (2)       797,000
WEBMD HEALTH CORP                   CL A        94770V102  15,860    386,190 SH       SHARED-DEFINED  (1), (2)       386,190

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